Borrowings, Interest Rates (Details)	Dec. 31, 2024	Dec. 31, 2023
Borrowings [Abstract]
Bank borrowings	6.80%	6.70%
Sales and leaseback-liabilities (accounted for as financing transaction)	6.90%	7.40%